Munder Mid-Cap Core Growth Fund
Summary Dated April 1, 2011
CLASS A SHARES (MGOAX)	CLASS K SHARES (MGOKX)
CLASS B SHARES (MGROX)	CLASS R SHARES (MMSRX)
CLASS C SHARES (MGOTX)	CLASS Y SHARES (MGOYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund online at www.munderfunds.com/prospectus.  You can also get this information free by calling 1-800-468-6337 or by sending an e-mail to fundcontact@munder.com.  The Fund’s Prospectus and Statement of Additional Information, each dated October 30, 2010, as supplemented, are incorporated by reference into (and are considered part of) this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide long-term capital appreciation.

FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 10 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%(a)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(e)	0.00%
Other Expenses	0.34%	0.34%	0.34%	0.59%	0.34%		0.34%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses (f)	1.35%	2.10%	2.10%	1.35%	1.60%		1.10%
(a) The sales charge declines as the amount invested increases.
(b) A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.
(c) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
(d) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(e) Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f) Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class Y Shares
1 Year	$ 680	$ 713	$ 313	$ 137	$ 163	$ 112
3 Years	$ 955	$ 958	$ 658	$ 427	$ 505	$ 350
5 Years	$ 1,250	$ 1,329	$ 1,129	$ 739	$ 871	$ 607
10 Years	$ 2,085	$ 2,240	$ 2,432	$ 1,623	$ 1,901	$ 1,341

You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class Y Shares
1 Year	$ 680	$ 213	$ 213	$ 137	$ 163	$ 112
3 Years	$ 955	$ 658	$ 658	$ 427	$ 505	$ 350
5 Years	$ 1,250	$ 1,129	$ 1,129	$ 739	$ 871	$ 607
10 Years	$ 2,085	$ 2,240	$ 2,432	$ 1,623	$ 1,901	$ 1,341
The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Mid-capitalization companies means those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index ($487 million to $8.5 billion as of September 30, 2010) or within the range of companies included in the Russell Midcap® Index ($208 million to $26.2 billion as of September 30, 2010).

The Fund’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

The advisor chooses the Fund’s investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and selecting from those companies primarily based on:

•	above-average, consistent earnings growth;
•	financial stability;
•	relative valuation;
•	strength of industry position and management team; and
•	price changes compared to the Russell Midcap® Index.

Although the Fund will primarily be invested in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities.  From time to time, the advisor will use exchange-traded funds (ETFs) and/or futures to manage cash.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Growth Investing Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Smaller Company Stock Risk
Smaller or medium-sized companies often have more limited managerial and financial resources than larger, more established companies, and therefore may be more susceptible to market downturns or changing economic conditions.  Prices of smaller companies tend to be more volatile than those of larger companies and issuers may be subject to greater degrees of changes in their earnings and prospects.  Since smaller company stocks typically have narrower markets and are traded in lower volumes, they are often more difficult to sell.

Foreign Securities Risk
Foreign securities tend to be more volatile and less liquid than U.S. securities.  Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

ETF Risk
ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Derivatives Risk
Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices.

PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of three broad-based securities market indices. The Fund’s primary benchmark was changed from the S&P MidCap 400® Index to the Russell Midcap® Index effective April 1, 2011, because the advisor believes that the Russell Midcap® Index covers a much broader spectrum of the mid-cap market and therefore is an improved representation of the investable opportunity set of the mid-cap equity market.  When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

TOTAL RETURN (%)
per calendar year
YTD through 9/30/10:	10.58%
Best Quarter:	16.48%	(quarter ended 9/30/09)
Worst Quarter:	-25.26%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2009 (including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS Y (Inception 6/24/98)
Return Before Taxes	32.80	2.82	7.61	8.81
Return After Taxes on Distributions	32.73	2.72	7.15	8.32
Return After Taxes on Distributions and Sale of Fund Shares	21.42	2.42	6.44	7.55
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	40.48	2.43	4.98	5.93
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	37.38	3.27	6.36	7.64
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	46.29	2.40	-0.52	3.66
CLASS A (Inception 7/3/00)
Return Before Taxes	25.17	1.41	—	4.66
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	40.48	2.43	—	4.70
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	37.38	3.27	—	5.75
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	46.29	2.40	—	-1.74
CLASS B (Inception 7/5/00)
Return Before Taxes	26.47	1.43	—	4.67
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	40.48	2.43	—	4.70
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	37.38	3.27	—	5.75
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	46.29	2.40	—	-1.74
CLASS C (Inception 7/14/00)
Return Before Taxes	30.47	1.80	—	3.80
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	40.48	2.43	—	4.70
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	37.38	3.27	—	5.75
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	46.29	2.40	—	-1.74
CLASS K (Inception 12/17/02)
Return Before Taxes	32.47	2.56	—	9.07
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	40.48	2.43	—	9.59
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	37.38	3.27	—	9.24
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	46.29	2.40	—	9.23
CLASS R (Inception 7/29/04)
Return Before Taxes	32.12	2.31	—	4.94
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	40.48	2.43	—	5.39
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	37.38	3.27	—	5.74
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	46.29	2.40	—	5.17

Average annual returns for Class C shares for periods prior to 10/31/03 are for Class II shares and reflect the fees and expenses of the Class II shares prior to that date. The index returns from inception for Class Y, A, B, C, K and R shares are as of 7/1/98, 7/1/00, 7/1/00, 7/1/00, 1/1/03 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C, K and R shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

MANAGEMENT
Munder Capital Management (MCM) is the investment advisor of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Tony Y. Dong, CFA, Vice Chairman and Chief Investment Officer of MCM, has been a member of the Fund’s portfolio management team since 2001.
•	Madan Gopal, Equity Analyst of MCM, has been a member of the portfolio management team since 2009.
•	Gavin Hayman, CFA, Equity Analyst of MCM, has been a member of the portfolio management team since 2010.
•
Brian S. Matuszak, CFA, Senior Equity Analyst of MCM, has been a member of the Fund’s portfolio management team since 2005, and has assisted with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the Fund since 2002.

•	Andy Y. Mui, CPA, Senior Equity Analyst of MCM, has been a member of the Fund’s portfolio management team since 2005.
•	George L. Sanders II, Senior Equity Research Associate of MCM, has been a member of the Fund’s portfolio management team responsible for cash management since 2006.
•	Geoffrey A. Wilson, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2007.

Mr. Dong makes final investment decisions for the Fund.

PURCHASES AND SALES OF FUND SHARES
Please consult the Prospectus for eligibility requirements.  The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A, B and C Shares	Class K and R Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts
No minimum investment requirement
$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment.  Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Shares of the Fund are redeemable.  You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.